COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Abstract]
Undrawn credit facilities	$ 6,533	$ 0
Contingencies [Abstract]
Interest receivables on non-performing assets	2,295	0
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	165,717	12,357
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	2,799	1,900
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	30,136	24,056
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 24,473	$ 31,733